Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	$ 81,486	$ 52,604
Carrying amount of associated liabilities	74,517	48,501
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	46,663	39,134
Carrying amount of associated liabilities	$ 3,826	$ 4,613